Note 9 - Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2017	2018

Net loss attributable to common shareholders’, continuing operations	(3,033,754)	(78,883)

Weighted average common shares – Outstanding	11,030,754	11,133,764

Basic and diluted loss per share, continuing operations	(0.28)	(0.01)

Net loss attributable to common shareholders	(4,111,296)	(1,499,884)

Basic and diluted loss per share	(0.37)	(0.13)